Note 14 - Redeemable Non-controlling Interest (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2024	$(2,453)
Net loss attributable to redeemable non-controlling interest	(213)
Transferred to Additional Paid-in Capital	2,666
Balance, June 30, 2025	$-